CONSOLIDATED AND COMBINED STATEMENTS OF PARTNERS' CAPITAL - USD ($)	Limited Partners Common Unitholders, Public	General Partner, Landmark Subordinated Unitholder, Landmark	General Partner, Landmark	Landmark Infrastructure Partners LP, Predecessor	Common Unitholders, Public	Subordinated Unitholder, Landmark	Total
Balance as of beginning of period at Dec. 31, 2011				$ 33,738,723			$ 33,738,723
Increase (decrease) in partners' capital
Cash Contributions				52,418,850			52,418,850
Contributions of real property interests				15,824,951			15,824,951
Net income (loss) attributable to predecessor							1,164,417
Change in control				48,049,897			48,049,897
Distributions				(31,856,905)			(31,856,905)
Net income				1,164,417			1,164,417
Balance as of end of period at Dec. 31, 2012				119,339,933			119,339,933
Increase (decrease) in partners' capital
Cash Contributions				500,000			500,000
Contributions of real property interests				7,047,495			7,047,495
Net income (loss) attributable to predecessor							4,845,737
Distributions				(26,008,206)			(26,008,206)
Net income				4,845,737			4,845,737
Balance as of end of period at Dec. 31, 2013				105,724,959			105,724,959
Increase (decrease) in partners' capital
Contributions of real property interests				13,713,760			13,713,760
Net income (loss) attributable to predecessor				4,530,219			4,530,219
Distributions				(9,577,966)			(9,577,966)
Contributions of assets by Landmark Infrastructure Partners LP Predecessor and to fund general and administrative expense reimbursements				(83,019,274)	$ 93,222,079	$ (8,447,609)	1,755,196
Balance as of end of period at Nov. 18, 2014				31,371,698	93,222,079	(8,447,609)	116,146,168
Balance as of beginning of period at Dec. 31, 2013				105,724,959			105,724,959
Increase (decrease) in partners' capital
Net income (loss) attributable to predecessor							4,530,219
Capital contribution to fund general and administrative expense reimbursement							12,349
Net income							1,831,871
Net loss attributable to partners	$ (1,619,009)	$ (1,079,339)					(2,698,348)
Balance as of end of period at Dec. 31, 2014			$ 12,349	31,371,698	74,683,957	29,745,957	135,813,961
Balance as of beginning of period at Nov. 18, 2014				31,371,698	93,222,079	(8,447,609)	116,146,168
Increase (decrease) in partners' capital
Proceeds from initial public offering, net of offering costs of $9,519,321					42,730,679		42,730,679
Proceeds from sale of subordinated units to Landmark						39,272,905	39,272,905
Distributions					(59,667,292)		(59,667,292)
Capital contribution to fund general and administrative expense reimbursement			12,349				12,349
Net income							(2,698,348)
Unit-based compensation					17,500		17,500
Net loss attributable to partners					(1,619,009)	(1,079,339)	(2,698,348)
Balance as of end of period at Dec. 31, 2014			$ 12,349	$ 31,371,698	$ 74,683,957	$ 29,745,957	$ 135,813,961